Employee Benefit Plans - Summary of Life Expectation in Years of an Average Plan Participant (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Male employee retiring at age 65	21 years	22 years
Male employee age 40 retiring at age 65	23 years	24 years
Female employee retiring at age 65	23 years	23 years
Female employee age 40 retiring at age 65	24 years	25 years